Cash flow statement (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash Flow Information [Abstract]
Accrued property, plant and equipment	€ 142	€ 76	€ 83
Bonus generated by the partial buyback following the renegotiation		€ 35,578